Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Restrictions on Cash and Cash Equivalents	As of December 31, 2025 and 2024, cash equivalents mainly consisted of money market funds, and restricted cash represents security deposits in the form of a letter of credit issued in connection with the Company’s lease agreement. The cash, cash equivalents, and restricted cash included the following balances (in thousands):

	December 31, 2025	December 31, 2024
Cash	$624	$185
Cash equivalents	373,063	30,666
Restricted cash	132	132

Total cash, cash equivalents, and restricted cash	$373,819	$30,983

Schedule of Research and Development Expense	The chief operating decision-maker reviews research and development expenses by the following significant categories presented in the table below (in thousands):

	Year ended December 31,
	2025	2024
Research and development trials and consumables expenses	$84,578	$36,680
Payroll and personnel expenses	26,616	24,077
Facilities and other expenses	10,005	12,350

Total research and development	$121,199	$73,107